UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ]is a restatement.
                                  [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Marvin & Palmer Associates, Inc.
Address:    1201 N. Market Street
            Suite 2300
            Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Karen T. Buckley
Title:      Chief Financial Officer - Principal
Phone:      (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware            August 9, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

    Form 13F File Number       Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value Total:   $377,017
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.  Form 13F File Number   Name

           Column 1              Column 2    Column 3    Column 4    Column 5     Column 6   Column 7            Column 8
        NAME OF ISSUER           TITLE OF     CUSIP       VALUE      SHRS OR     INVESTMENT   OTHER          VOTING AUTHORITY
                                  CLASS                  (x$1000)    SH/PUT/     DISCRETION  MANAGERS  SOLE      SHARED    NONE
                                                                     PRN AMT
                                                                     PRN CALL
Abbott Laboratories              002824100    COM       $10,251     159,000   SH    Sole              159,000
Ace Limited                      H0023R105    COM        $1,156      15,600   SH    Sole               15,600
Alexion Pharmaceuticals, Inc.    015351109    COM       $11,469     115,500   SH    Sole              115,500
Altria Group, Inc.               02209S103    COM        $7,082     202,600   SH    Sole              202,600
Amazon.com, Inc.                 023135106    COM        $5,469      23,950   SH    Sole               23,950
Ambev ADR                        20441W203    ADR        $8,635     224,810   SH    Sole              117,100             107,710
America Movil SA ADR             02364W105    ADR        $3,873     148,600   SH    Sole               82,200              66,400
Ametek, Inc.                     031100100    COM        $3,773      75,600   SH    Sole               75,600
Amphenol Corp.                   032095101    COM        $2,300      41,800   SH    Sole               41,800
Apple Computer, Inc.             037833100    COM       $21,477      36,775   SH    Sole               36,775
AT&T Corp.                       00206R102    COM          $478      13,400   SH    Sole               13,400
AutoZone Inc                     053332102    COM        $4,397      11,975   SH    Sole               11,975
Baidu, Inc.                      056752108    ADR        $9,940      86,450   SH    Sole               51,650              34,800
Banco Bradesco S.A. ADR          059460303    ADR        $2,906     194,000   SH    Sole              105,100              88,900
BanColombia SA ADR               05968L102    ADR        $2,185      35,100   SH    Sole               19,100              16,000
Biogen Idec, Inc.                09062X103    COM       $17,145     118,750   SH    Sole              118,750
Canadian National Railway Co.    136375102    COM        $1,569      18,600   SH    Sole               18,600
ADR
Caterpillar, Inc.                149123101    COM        $2,488      29,300   SH    Sole               29,300
Citrix Systems Inc               177376100    COM        $3,811      45,400   SH    Sole               45,400
Coach, Inc.                      189754104    COM        $5,085      86,200   SH    Sole               86,200
Coca-Cola Company                191216100    COM        $5,831      74,100   SH    Sole               74,100
Coca-Cola Femsa ADR              191241108    ADR        $1,963      15,000   SH    Sole                7,200               7,800
Colgate Palmolive                194162103    COM        $3,404      32,700   SH    Sole               32,700
Costco Wholesale Corporation     22160K105    COM       $11,961     125,900   SH    Sole              125,900
Cummins, Inc.                    231021106    COM        $5,296      54,650   SH    Sole               54,650
CVS Caremark Corp.               126650100    COM        $3,495      74,800   SH    Sole               74,800
Discovery Communications, Inc.   25470F104    COM        $1,566      29,000   SH    Sole               29,000
Dollar General                   256677105    COM        $2,703      49,700   SH    Sole               49,700
EMC Corp.                        268648102    COM        $2,973     116,000   SH    Sole              116,000
Exxon Mobil Corp.                30231G102    COM        $3,329      38,900   SH    Sole               38,900
Fomento Economico Mex-SP ADR     344419106    ADR        $9,701     108,700   SH    Sole               73,300              35,400
Google, Inc.                     38259P508    COM        $4,484       7,730   SH    Sole                7,730
Home Depot, Inc.                 437076102    COM        $5,145      97,100   SH    Sole               97,100
Intel Corp.                      458140100    COM        $4,413     165,600   SH    Sole              165,600
International Business           459200101    COM       $14,732      75,325   SH    Sole               75,325
Machines
Intuitive Surgical, Inc.         46120E602    COM       $12,593      22,740   SH    Sole               22,740
Lowe's Companies                 548661107    COM        $3,239     113,900   SH    Sole              113,900
Lululemon Athletica Inc          550021109    COM        $1,151      19,300   SH    Sole               19,300
MasterCard, Inc.                 57636Q104    COM       $10,495      24,400   SH    Sole               24,400
McDonald's Corporation           580135101    COM        $2,647      29,900   SH    Sole               29,900
McKesson Corporation             58155Q103    COM        $2,631      28,000   SH    Sole               28,000
Mead Johnson Nutrition Company   582839106    COM        $6,093      75,400   SH    Sole               75,400
Microsoft Corp.                  594918104    COM        $3,451     112,800   SH    Sole              112,800
Monsanto Company                 61166W101    COM        $3,071      37,100   SH    Sole               37,100
Monster Beverage Corp.           611740101    COM        $2,492      35,000   SH    Sole               35,000
Nike, Inc. Class B               654106103    COM        $6,024      68,200   SH    Sole              68,200
Oracle Corporation               68389X105    COM        $2,890      97,300   SH    Sole              97,300
Perrigo Company                  714290103    COM        $2,300      19,500   SH    Sole              19,500
Petroleo Brasileiro ADR          71654V408    ADR        $2,913     155,200   SH    Sole              76,600               78,600
Philip Morris International      718172109    COM        $3,608      41,000   SH    Sole              41,000
PowerShares QQQ Trust            73935A904    CALL         $871     100,000  CALL   Sole
Precision Castparts Corp.        740189105    COM        $6,079      36,950   SH    Sole              36,950
Priceline.com, Inc.              741503403    COM        $3,771       5,675   SH    Sole               5,675
Qualcomm, Inc.                   747525103    COM       $14,287     256,600   SH    Sole             256,600
Roper Industries, Inc.           776696106    COM        $3,933      39,900   SH    Sole              39,900
Ross Stores, Inc.                778296103    COM        $3,398      54,400   SH    Sole              54,400
Schlumberger, Ltd.               806857108    COM          $386       5,800   SH    Sole               5,800
T Rowe Price Group, Inc.         74144T108    COM        $2,424      38,500   SH    Sole              38,500
Telephonica Brasil, S.A.         87936R106    ADR          $422      17,050   SH    Sole              17,050
The Walt Disney Company          254687106    COM        $3,395      70,000   SH    Sole              70,000
TJX Companies, Inc.              872540109    COM        $9,470     220,600   SH    Sole             220,600
Union Pacific Corp.              907818108    COM        $9,922      82,600   SH    Sole              82,600
United Technologies Corp.        913017109    COM        $2,334      30,900   SH    Sole              30,900
US Bancorp                       902973304    COM        $2,705      83,600   SH    Sole              83,600
Vale SA SP ADR                   91912E105    ADR          $784      39,500   SH    Sole               3,500               36,000
Verizon Communications, Inc.     92343V104    COM        $4,568     102,800   SH    Sole             102,800
Viacom, Inc.                     92553P201    COM        $2,861      60,500   SH    Sole              60,500
Visa, Inc.                       92826C839    COM        $5,328      43,100   SH    Sole              43,100
W.W. Grainger, Inc.              384802104    COM        $2,543      13,300   SH    Sole              13,300
Wal Mart Stores, Inc.            931142103    COM        $6,324      90,700   SH    Sole              90,700
Wells Fargo Company              949746101    COM        $1,752      52,400   SH    Sole              52,400
Whole Foods Market, Inc.         966837106    COM        $7,894      82,700   SH    Sole              82,700
Yum! Brands, Inc.                988498101    COM        $9,483     147,200   SH    Sole             147,200